PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 1,452	$ 1,926	$ 3,458	$ 11,771